Cash and Cash Equivalents - Summary of Components of Cash and Cash Equivalents (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash and cash equivalents [abstract]
Cash	¥ 159,636	¥ 138,702	¥ 119,793
Cash equivalents	3,540	4,166	4,135
Total	¥ 163,176	¥ 142,869	¥ 123,929	¥ 121,183